Pay vs Performance Disclosure	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for PEOs ($) (1)		Compensation Actually Paid to PEOs ($) (1)(2)(5)(6)				Value of Initial Fixed $100 Investment Based on:
Year	Iskow	Vanderploeg	Iskow	Vanderploeg	Average Summary Compensation Table Total for non-PEO NEOs ($) (3)	Average Compensation Actually Paid to non- PEO NEOs ($) (2)(5)(6)	Company Total Stockholder Return ($) (4)	Peer Group Total Stockholder Return ($) (4)	Net Loss (in thousands) ($)	Revenue Growth(7)
2025	15,640,220	N/A	9,165,246	N/A	6,035,897	3,617,607	94	265	(26,169)	19.7%
2024	13,524,443	N/A	20,130,342	N/A	4,551,173	6,447,950	120	205	(55,042)	17.2%
2023	13,249,963	8,238,648	15,379,996	8,178,525	3,260,772	4,304,492	111	150	(127,525)	17.1%
2022	N/A	7,713,897	N/A	1,647,345	5,003,281	533,679	92	90	(90,947)	21.3%
2021	N/A	9,791,270	N/A	13,767,528	5,034,966	6,797,466	142	138	(37,730)	26.1%

Company Selected Measure Name			Revenue growth
Named Executive Officers, Footnote	Mr. Vanderploeg was the PEO through March 2023. Ms. Iskow was the PEO from April 2023 through December 2025.The 2025 non-PEO NEOs are comprised of: Ms. Klindt and Messrs. Hawkins and Ziegler; 2024 - Ms. Klindt and Messrs. Hawkins and Ziegler; 2023 - Ms. Klindt and Messrs. Hawkins, Trom and
Ziegler; 2022 - Mses. Iskow and Klindt and Messrs. Trom and Ziegler; 2021 - Mses. Iskow and Klindt and Messrs. Trom, Banarjee and Miller.

Peer Group Issuers, Footnote			The peer group is the Nasdaq Computer Index, which is the same peer group the Company uses for its Item 201(e) of Regulation S-K disclosure.
Adjustment To PEO Compensation, Footnote	The following table details the additions to and deductions from the Summary Compensation Table ("SCT") totals to calculate the Compensation Actually Paid amounts for 2025:

Executives	SCT Total ($)	Deduct SCT Equity Awards ($)	Add Year-End Fair Value of Unvested Equity Granted in Year ($)	Add Change in Fair Value from Prior Year- End to Current Year- End of Unvested Awards Granted in Prior Years ($)	Add FV at Vesting of Awards Granted and Vested in Same Year ($)	Add Change in Value from Prior Year-End to Vesting Date of Equity Granted in Prior Years that Vested in Current Year ($)	Deduct Fair Value as of the End of Prior Year of Awards Forfeited in Year ($)
PEO - Iskow	15,640,220	(14,000,031)	13,275,207	(3,595,656)	—	(2,154,494)	—
Other NEOs (Averaged)	6,035,897	(4,049,988)	1,169,461	(358,903)	2,553,036	(1,731,896)	—

Non-PEO NEO Average Total Compensation Amount			$ 6,035,897	$ 4,551,173	$ 3,260,772	$ 5,003,281	$ 5,034,966
Non-PEO NEO Average Compensation Actually Paid Amount			$ 3,617,607	6,447,950	4,304,492	533,679	6,797,466
Adjustment to Non-PEO NEO Compensation Footnote	The following table details the additions to and deductions from the Summary Compensation Table ("SCT") totals to calculate the Compensation Actually Paid amounts for 2025:

Executives	SCT Total ($)	Deduct SCT Equity Awards ($)	Add Year-End Fair Value of Unvested Equity Granted in Year ($)	Add Change in Fair Value from Prior Year- End to Current Year- End of Unvested Awards Granted in Prior Years ($)	Add FV at Vesting of Awards Granted and Vested in Same Year ($)	Add Change in Value from Prior Year-End to Vesting Date of Equity Granted in Prior Years that Vested in Current Year ($)	Deduct Fair Value as of the End of Prior Year of Awards Forfeited in Year ($)
PEO - Iskow	15,640,220	(14,000,031)	13,275,207	(3,595,656)	—	(2,154,494)	—
Other NEOs (Averaged)	6,035,897	(4,049,988)	1,169,461	(358,903)	2,553,036	(1,731,896)	—

Compensation Actually Paid vs. Total Shareholder Return	The following charts provide a clear, visual description of the relationships between “Compensation Actually Paid” to our PEO, and the average for our non-PEO NEOs, as set forth in the Pay Versus
Performance table above to the following performance measures: Company TSR, peer group TSR, net loss and revenue growth. The first chart also provides a comparison of the Company's TSR to the peer group TSR.

Compensation Actually Paid vs. Net Income	The following charts provide a clear, visual description of the relationships between “Compensation Actually Paid” to our PEO, and the average for our non-PEO NEOs, as set forth in the Pay Versus
Performance table above to the following performance measures: Company TSR, peer group TSR, net loss and revenue growth. The first chart also provides a comparison of the Company's TSR to the peer group TSR.

Compensation Actually Paid vs. Company Selected Measure	The following charts provide a clear, visual description of the relationships between “Compensation Actually Paid” to our PEO, and the average for our non-PEO NEOs, as set forth in the Pay Versus
Performance table above to the following performance measures: Company TSR, peer group TSR, net loss and revenue growth. The first chart also provides a comparison of the Company's TSR to the peer group TSR.

Total Shareholder Return Vs Peer Group	The following charts provide a clear, visual description of the relationships between “Compensation Actually Paid” to our PEO, and the average for our non-PEO NEOs, as set forth in the Pay Versus
Performance table above to the following performance measures: Company TSR, peer group TSR, net loss and revenue growth. The first chart also provides a comparison of the Company's TSR to the peer group TSR.

Tabular List, Table

Performance Metric
Revenue Growth	Non-GAAP Operating Income	Operating Cash Flow

Total Shareholder Return Amount			$ 94	120	111	92	142
Peer Group Total Shareholder Return Amount			265	205	150	90	138
Net Income (Loss)			$ (26,169,000)	$ (55,042,000)	$ (127,525,000)	$ (90,947,000)	$ (37,730,000)
Company Selected Measure Amount			0.197	0.172	0.171	0.213	0.261
PEO Name	Mr. Vanderploeg	Ms. Iskow	Ms. Iskow	Ms. Iskow
Additional 402(v) Disclosure	Total stockholder return ("TSR") is calculated assuming a fixed investment of $100, including reinvestment of dividends (as applicable) measured from the market close on December 31, 2020 through and including the end of the fiscal year for each year reported in the table.In calculating Compensation Actually Paid, we determined the fair value of outstanding, vested and forfeited equity awards in the applicable year in a manner consistent with the ASC 718 fair valuation methodology used to account for stock-based payments for financial accounting purposes consistent with GAAP. Restricted stock units are valued based on the stock price on the relevant measurement date. Performance based restricted stock units are valued based on the stock price on the relevant measurement date multiplied by the estimated probability of achievement as of the measurement date. The PSUs may be earned between 0% and 200% based on achievement of the applicable annual revenue growth rate. For more information about the achievement of the performance conditions for outstanding PSUs, see the "Outstanding Equity Awards at Fiscal Year-End" table. The assumptions used are consistent with those used for the grant date fair value purposes.
Compensation actually paid to Ms. Klindt and Messrs. Hawkins, Vanderploeg and Trom includes consideration related to their respective transition agreements with the Company. Pursuant to the terms of Mr. Vanderploeg's agreement, the outstanding restricted stock units granted to him during his tenure as an executive continued to vest. Pursuant to the terms of Ms. Klindt's, and Messers
Hawkins and Trom's agreements, the outstanding restricted stock units granted to them during their tenure as executives vested in full as of their respective termination dates. In calculating
Compensation Actually Paid, these awards were considered vested upon each of their respective transition dates.
			Revenue growth is the year-over-year percentage growth in revenue determined in accordance with GAAP as reflected in our annual financial statements.
Measure:: 1
Pay vs Performance Disclosure
Name			Revenue Growth
Measure:: 2
Pay vs Performance Disclosure
Name			Non-GAAP Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name			Operating Cash Flow
Iskow [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 15,640,220	$ 13,524,443	$ 13,249,963
PEO Actually Paid Compensation Amount			9,165,246	$ 20,130,342	15,379,996
Vanderploeg [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					8,238,648	$ 7,713,897	$ 9,791,270
PEO Actually Paid Compensation Amount					$ 8,178,525	$ 1,647,345	$ 13,767,528
PEO | Iskow [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(14,000,031)
PEO | Iskow [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			13,275,207
PEO | Iskow [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,595,656)
PEO | Iskow [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Iskow [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,154,494)
PEO | Iskow [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,049,988)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,169,461
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(358,903)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,553,036
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,731,896)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0